UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Municipal Value Fund, Inc. (NNY)
	June 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 100.0% (100.0% of Total Investments)

	Consumer Discretionary – 1.5% (1.5% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 275,707
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	2,018,484
	Series 2007A, 5.000%, 12/01/23
2,225	Total Consumer Discretionary			2,294,191
	Consumer Staples – 2.0% (2.0% of Total Investments)
500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement	6/16 at 100.00	B	489,055
	Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
875	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement	6/16 at 100.00	B	749,009
	Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35
65	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/15 at 100.00	A1	65,085
	5.250%, 6/01/25
400	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	9/15 at 100.00	A1	399,988
	5.750%, 6/01/33
15	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	9/15 at 100.00	A1	14,650
	Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
680	4.750%, 6/01/22	6/16 at 100.00	BBB–	682,706
345	5.000%, 6/01/26	6/16 at 100.00	BB–	349,758
240	5.125%, 6/01/42	6/16 at 100.00	B	206,138
3,120	Total Consumer Staples			2,956,389
	Education and Civic Organizations – 19.1% (19.1% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	281,732
	2007A, 5.000%, 7/01/31
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B+	340,923
	Schools, Series 2007A, 5.000%, 4/01/37
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,557,900
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	767,752
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of
	New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,107,180
1,250	5.000%, 6/01/43	6/24 at 100.00	Aa2	1,374,950
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	91,938
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College,	7/17 at 100.00	AA	1,224,444
	Series 2007A, 5.000%, 7/01/41 – RAAI Insured
415	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	452,678
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,133,700
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
235	5.000%, 7/01/31	No Opt. Call	Aa3	269,016
265	5.000%, 7/01/33	No Opt. Call	Aa3	300,698
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University,	7/20 at 100.00	A–	592,683
	Series 2010, 5.250%, 7/01/30
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University,	7/25 at 100.00	A–	2,148,701
	Series 2015A, 5.000%, 7/01/45
760	Dormitory Authority of the State of New York, Revenue Bonds, New York University,	No Opt. Call	AA–	866,187
	Series 2015A, 5.000%, 7/01/35
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College,	7/20 at 100.00	Ba1	297,030
	Series 2010, 5.250%, 7/01/35
2,170	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	8/17 at 100.00	Ba3	2,100,104
	Bard College Refunding, Series 2007-A1, 5.000%, 8/01/46
300	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	329,262
	Project, Series 2013, 5.000%, 9/01/43
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College	7/19 at 100.00	BBB	971,054
	Project, Series 2009, 5.750%, 7/01/39
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher
	College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,115,040
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,107,790
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	AA–	3,248,490
	Rochester Project, Series 2011B, 5.000%, 7/01/41
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
25	5.000%, 7/01/40	7/25 at 100.00	BBB	26,725
25	5.000%, 7/01/45	7/25 at 100.00	BBB	26,578
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,531,770
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,193,213
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,610	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,627,855
800	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	809,096
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	180,829
	College, Series 2007, 5.000%, 10/01/27
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	A2	1,470,583
	5.375%, 7/01/41 – AGM Insured
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	329,793
	Series 2010A, 5.125%, 9/01/40
27,040	Total Education and Civic Organizations			28,875,694
	Financials – 1.3% (1.3% of Total Investments)
1,705	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,026,086
	Series 2007, 5.500%, 10/01/37
	Health Care – 8.5% (8.5% of Total Investments)
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	9/15 at 100.00	AA–	1,008,809
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	2/17 at 100.00	N/R	1,043,357
	Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	9/15 at 100.00	AA–	702,709
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A	387,608
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
1,060	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,197,175
565	6.125%, 12/01/29	12/18 at 100.00	Ba1	621,669
1,155	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,263,697
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,437,537
	Center, Series 2006-1, 5.000%, 7/01/35
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	2,395,890
	2011A, 6.000%, 7/01/40
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	9/15 at 100.00	BB	292,001
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	Oneida Health System, Series 2007A:
280	5.250%, 2/01/27	2/17 at 100.00	BB+	284,757
260	5.500%, 2/01/32	2/17 at 100.00	BB+	263,349
295	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	320,600
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/16 at 100.00	B+	500,865
	Series 2001A, 7.125%, 7/01/31
155	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	9/15 at 100.00	B+	155,268
	Series 2001B, 7.125%, 7/01/31
12,060	Total Health Care			12,875,291
	Housing/Multifamily – 1.8% (1.8% of Total Investments)
255	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	10/15 at 100.00	AA	255,788
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	1,093,710
	Series 2009C-1, 5.500%, 11/01/34
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	1,294,288
	Series 2009M, 5.150%, 11/01/45
2,505	Total Housing/Multifamily			2,643,786
	Industrials – 1.6% (1.6% of Total Investments)
100	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds,	1/25 at 100.00	N/R	105,934
	Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
2,350	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	2,369,129
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,450	Total Industrials			2,475,063
	Long-Term Care – 1.5% (1.5% of Total Investments)
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	470,183
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	274,733
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	9/15 at 100.00	N/R	135,038
	5.000%, 7/01/35 – ACA Insured
610	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	618,412
	Project, Series 2006A, 6.000%, 11/15/36
140	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/16 at 100.00	N/R	141,247
	Special Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
220	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/16 at 101.00	N/R	217,514
	Special Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/16 at 101.00	N/R	174,939
	Special Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds,	7/16 at 101.00	N/R	220,721
	Special Needs Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
2,270	Total Long-Term Care			2,252,787
	Tax Obligation/General – 6.2% (6.2% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	5,242,616
1,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	1,171,800
35	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	35,287
	SYNCORA GTY Insured
2,765	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	2,898,992
8,560	Total Tax Obligation/General			9,348,695
	Tax Obligation/Limited – 18.4% (18.4% of Total Investments)
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds,	9/15 at 100.00	AA	396,635
	Series 2005A, 5.250%, 7/01/24 – CIFG Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
630	5.750%, 7/01/18	No Opt. Call	AA	682,240
1,400	6.000%, 7/01/20	No Opt. Call	AA	1,620,304
2,290	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	2,537,847
	General Purpose Series 2012D, 5.000%, 2/15/37
640	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	No Opt. Call	AAA	717,875
	5.000%, 3/15/44
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,698,270
	5.000%, 11/15/34
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	7/15 at 100.00	A–	562,850
	5.500%, 1/01/34
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	1/17 at 100.00	AA	1,269,120
	Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	1/19 at 100.00	AA	1,668,435
	Fiscal Series 2009-S5, 5.250%, 1/15/39
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/25 at 100.00	AA	2,235,060
	Fiscal Series 2015S-2, 5.000%, 7/15/40
1,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	AAA	1,860,432
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
1,225	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/24 at 100.00	AAA	1,376,165
	Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,293,998
	Series 2008A, 5.000%, 12/15/27 (UB)
865	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,	10/15 at 100.00	AA+	875,371
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	1,270,668
	5.000%, 4/01/27
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA+	2,905,308
	5.500%, 4/01/20 – AMBAC Insured (UB) (4)
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA	710,070
	Facilities Grants, Series 1995, 5.875%, 1/01/21
20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	No Opt. Call	AA–	2,996,000
	0.000%, 8/01/43 – NPFG Insured
42,210	Total Tax Obligation/Limited			27,676,648
	Transportation – 18.3% (18.3% of Total Investments)
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,	11/17 at 100.00	AA–	3,235,230
	Series 2008A, 5.250%, 11/15/36
3,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,	No Opt. Call	AA–	3,814,755
	Series 2012E, 5.000%, 11/15/42
1,100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,	11/23 at 100.00	AA–	1,243,550
	Series 2013E, 5.000%, 11/15/31
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,	5/24 at 100.00	AA–	2,263,320
	Series 2014B, 5.250%, 11/15/38
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/17 at 102.00	N/R	540,000
	Bronx Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)
1,600	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/15 at 100.00	BB	1,606,416
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/15 at 100.00	N/R	1,011,140
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	716,548
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
660	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	726,396
	Center Project, Series 2011, 5.000%, 11/15/44
5,900	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	5/25 at 100.00	AA–	6,651,778
	Eighty-Ninth Series 2015, 5.000%, 5/01/40
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	No Opt. Call	AA	428,155
	Eighth Series 2008, Trust 2920, 18.022%, 3/16/17 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy
	Ninth Series 2013:
1,000	5.000%, 6/01/33	12/23 at 100.00	AA–	1,139,820
1,575	5.000%, 12/01/43	12/23 at 100.00	AA–	1,759,338
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB	230,180
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB	1,353,036
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	938,855
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
26,025	Total Transportation			27,658,517
	U.S. Guaranteed – 4.1% (4.1% of Total Investments) (6)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital,	11/17 at 100.00	A3 (6)	1,100,712
	Series 2008D, 5.750%, 11/15/27 (Pre-refunded 11/15/17)
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R (6)	1,835,530
	Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)
450	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds,	No Opt. Call	Aaa	465,052
	Suffolk County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A (6)	268,199
	Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R (6)	259,996
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18 (Pre-refunded 7/01/16)
1,965	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19	9/15 at 100.00	Aa2 (6)	1,980,799
	(Pre-refunded 9/01/15) – SYNCORA GTY Insured
30	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	N/R (6)	31,496
	(Pre-refunded 8/01/16)
75	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	N/R (6)	75,737
	Development and Housing, Series 2006A, 5.000%, 3/15/36 (Pre-refunded 9/15/15)
135	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,	10/15 at 100.00	N/R (6)	136,629
	Series 2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured
5,980	Total U.S. Guaranteed			6,154,150
	Utilities – 11.2% (11.2% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	1,114,630
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
90	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	95,904
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	1,555,440
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,554,300
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	258,468
	5.000%, 12/01/35 – CIFG Insured
135	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	146,132
	5.000%, 9/01/44
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	433,824
	5.000%, 5/01/38
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,348,187
	5.000%, 9/01/37
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	9/15 at 100.00	A–	1,003,930
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,490	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	2,568,833
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa1	25,454
	11/15/19 – FGIC Insured
495	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/16 at 100.00	N/R	495,025
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
4,440	5.000%, 12/15/34	12/23 at 100.00	AAA	5,088,284
1,100	5.000%, 12/15/41	12/23 at 100.00	AAA	1,239,612
15,675	Total Utilities			16,928,023
	Water and Sewer – 4.5% (4.5% of Total Investments)
300	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Refunding	7/25 at 100.00	A	342,327
	Series 2015A, 5.000%, 7/01/29
1,000	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	2/22 at 100.00	AAA	1,101,320
	Master Financing, Series 2012B, 5.000%, 2/15/42
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A:
2,100	5.000%, 6/15/36 (WI/DD, Settling 7/02/15)	6/25 at 100.00	AAA	2,419,178
2,500	5.000%, 6/15/40 (WI/DD, Settling 7/02/15)	6/25 at 100.00	AAA	2,847,950
5,900	Total Water and Sewer			6,710,775
$ 157,725	Total Long-Term Investments (cost $144,221,834)			150,876,095
	Floating Rate Obligations – (2.2)%			(3,255,000)
	Other Assets Less Liabilities – 2.2%			3,245,394
	Net Assets Applicable to Common Shares – 100%			$ 150,866,489

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$150,876,095	$ —	$150,876,095

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2015, the cost of investments was $140,645,472.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2015, were as follows:

Gross unrealized:
Appreciation	$ 8,102,038
Depreciation	(1,128,314)
Net unrealized appreciation (depreciation) of investments	$ 6,973,724

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed-delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 28, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 28, 2015